Equity (Deficit) - Additional Information (Details) $ in Thousands, $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 01, 2025 USD ($)	Mar. 31, 2026 MXN ($)	Mar. 31, 2025 MXN ($)	Dec. 31, 2026 MXN ($)	Dec. 31, 2025 MXN ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2024 MXN ($)
Disclosure of equity [line items]
Increase in Certificates of Contribution “A”		$ 58,346,391	$ 80,002,573
Total comprehensive (loss)		(42,919,071)	(137,620,108)
Net (loss)		(45,992,962)	(43,328,932)
Equity		(1,890,378,850)	(2,041,393,271)		$ (1,905,806,170)		$ (1,983,775,736)
Negative working capital		393,437,891			530,541,020
Current borrowings		234,474,380			345,227,971
Bank indebtedness	$ 5,342,100
Oil and fuel production
Disclosure of equity [line items]
General rate	0.30
Non-associated gas
Disclosure of equity [line items]
General rate	0.1163
Federal budget
Disclosure of equity [line items]
Total		58,346,391		$ 263,476,300
Bank indebtedness		261,585,290
Indebtedness that may be used to partially cover financial balance in next year		5,342,100				$ 160,619,600
Changes in tax rates or tax laws enacted or announced
Disclosure of equity [line items]
Increase in Certificates of Contribution “A”		263,476,317
Certificates of Contribution “A”
Disclosure of equity [line items]
Increase in Certificates of Contribution “A”		58,346,391	80,002,573
Equity		1,806,376,048	1,432,719,039		1,748,029,657		1,352,716,466
Initial expected equity contributions by owners					136,120,300
Non- controlling interest
Disclosure of equity [line items]
Total comprehensive (loss)		(990)	(1,624)
Equity		(275,196)	(276,011)		(274,206)		(274,387)
Actuarial (losses) gains on employee benefits effect | Accumulated other comprehensive result
Disclosure of equity [line items]
Total comprehensive (loss)			(95,566,136)		(173,642,194)
Equity		50,896,037	$ 128,972,095		50,896,037		$ 224,538,231
Contributions A
Disclosure of equity [line items]
Increase in Certificates of Contribution “A”		$ 58,346,391			$ 395,313,191